Consolidated balance sheets - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	€ 1,407,958	€ 1,081,539
Trade accounts and other receivables from unrelated parties	3,419,510	3,153,045
Accounts receivable from related parties	106,939	91,438
Inventories	2,052,942	1,895,310
Other current assets	827,332	1,053,978
Total current assets	7,814,681	7,275,310
Property, plant and equipment	4,111,013	4,056,864
Right-of-use assets	4,209,047	4,129,888
Intangible assets	1,395,025	1,381,009
Goodwill	13,495,513	12,958,728
Deferred taxes	359,472	351,152
Investment in equity method investees	708,560	761,113
Other non-current assets	893,896	774,972
Total non-current assets	25,172,526	24,413,726
Total assets	32,987,207	31,689,036
Liabilities
Accounts payable to unrelated parties	684,981	731,993
Accounts payable to related parties	101,867	95,401
Current provisions and other current liabilities	3,850,794	3,517,076
Short-term debt from unrelated parties	1,321,871	62,950
Short-term debt from related parties	63,160	16,320
Current portion of long-term debt	634,404	1,008,359
Current portion of long-term lease liabilities from unrelated parties	606,291	588,492
Current portion of long-term lease liabilities from related parties	20,771	20,664
Income tax payable	140,489	118,389
Total current liabilities	7,424,628	6,159,644
Long-term debt, less current portion	6,499,005	6,800,101
Long-term lease liabilities from unrelated parties, less current portion	3,861,264	3,763,775
Long-term lease liabilities from related parties, less current portion	108,759	119,356
Non-current provisions and other non-current liabilities	709,859	931,590
Pension liabilities	693,193	718,502
Income tax payable	77,572	78,872
Deferred taxes	800,492	785,886
Total non-current liabilities	12,750,144	13,198,082
Total liabilities	20,174,772	19,357,726
Shareholders' equity:
Ordinary shares, no par value, 1.00 nominal value, 362,370,124 shares authorized, 292,979,484 issued and outstanding as of June 30, 2021 and 362,370,124 shares authorized, 292,876,570 issued and outstanding as of December 31, 2020	292,979	292,877
Additional paid-in capital	2,886,965	2,872,630
Retained earnings	10,290,640	10,254,913
Accumulated other comprehensive income (loss)	(1,838,632)	(2,205,340)
Total FMC-AG & Co. KGaA shareholders' equity	11,631,952	11,215,080
Noncontrolling interests	1,180,483	1,116,230
Total equity	12,812,435	12,331,310
Total liabilities and equity	€ 32,987,207	€ 31,689,036